Intangible Franchise Rights and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Roll-forward of intangible franchise rights and goodwill accounts
The following is a roll-forward of the Company’s intangible franchise rights and goodwill accounts by reportable segment:

	Intangible Franchise Rights
	U.S.	U.K.	Brazil	Total
	(In thousands)
BALANCE, December 31, 2012	$187,568	$8,490	$—	$196,058
Additions through acquisitions	40,038	—	90,696	130,734
Disposals	(5,826)	—	—	(5,826)
Impairments	(5,368)	—	—	(5,368)
Currency translation	—	169	(14,262)	(14,093)
BALANCE, December 31, 2013	216,412	8,659	76,434	301,505
Additions through acquisitions	60,122	—	2,490	62,612
Purchase price allocation adjustments	(2,114)	—	(9,061)	(11,175)
Disposals	(12,075)	—	—	(12,075)
Impairments	(4,843)	—	(24,085)	(28,928)
Currency translation	—	(502)	(7,490)	(7,992)
BALANCE, December 31, 2014	$257,502	$8,157	$38,288	$303,947

	Goodwill
	U.S.	U.K.	Brazil	Total
	(In thousands)
BALANCE, December 31, 2012	$564,804	$17,580	$—	$582,384	(1)
Additions through acquisitions	54,131	1,546	121,644	177,321
Disposals	(6,333)	—	—	(6,333)
Currency translation	—	476	(16,411)	(15,935)
Tax adjustments	(134)	—	—	(134)
BALANCE, December 31, 2013	612,468	19,602	105,233	737,303	(1)
Additions through acquisitions	103,924	16,802	—	120,726
Purchase price allocation adjustments	1,459	—	4,536	5,995
Disposals	(16,828)	—	—	(16,828)
Impairments	(312)	—	(1,813)	(2,125)
Currency translation	—	(1,266)	(13,359)	(14,625)
Tax adjustments	(69)	—	—	(69)
BALANCE, December 31, 2014	$700,642	$35,138	$94,597	$830,377	(1)